Consolidated Balance Sheets - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets:
Cash and cash equivalents	$ 11,187,000	$ 1,815,000
Available-for-sale marketable securities	13,959,000
Prepaid expenses and other current assets	507,000	422,000
Total current assets	25,653,000	2,237,000
Property and equipment, net	802,000	885,000
Restricted cash	171,000	225,000
Indefinite intangible asset	77,090,000
Goodwill	15,682,000
Total assets	119,398,000	3,347,000
Current Liabilities:
Accounts payable	3,420,000	2,324,000
Collaboration and device development payable, net	2,576,000	4,418,000
Accrued Liabilities, Current, Total	6,465,000	4,134,000
Deferred revenue - current portion	198,000	884,000
Loan payable	7,974,000
Total current liabilities	20,633,000	11,760,000
Restructured debt liability - contingent milestone payments	15,000,000	15,000,000
Deferred revenue - non-current portion		407,000
Deferred tax liabilities	15,476,000
Other liabilities	175,000	100,000
Total liabilities	51,284,000	27,267,000
Stockholders' Equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; 0 shares and 2,701 shares issued and outstanding at December 31, 2018 and December 31, 2017, respectively	0	0
Common stock, $0.001 par value; 120,000,000 shares authorized at December 31, 2018 and December 31, 2017; 32,133,263 and 3,227,495 shares issued at December 31, 2018 and December 31, 2017, respectively; 32,133,189 shares and 3,227,421 shares outstanding at December 31, 2018 and December 31, 2017, respectively	32,000	3,000
Additional paid-in capital	728,783,000	616,245,000
Accumulated deficit	(657,647,000)	(637,114,000)
Treasury stock (at cost); 74 shares	(3,054,000)	(3,054,000)
Total stockholders' equity	68,114,000	(23,920,000)
Total liabilities & stockholders' equity	$ 119,398,000	$ 3,347,000